Related Party Balance and Transactions - Schedule of Accounts Receivable, Net from Joint Venture (Details) - Joint Venture [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable, Net from Joint Venture [Line Items]
Accounts receivable, net	$ 1,363,517	$ 1,493,591
KC-Glory JV [Member]
Schedule of Accounts Receivable, Net from Joint Venture [Line Items]
Accounts receivable, net	$ 1,363,517	$ 1,493,591